CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 327,641,024	¥ 2,140,871,979	¥ 2,132,680,185	¥ 2,652,043,999
Cost of goods sold	291,986,612	1,907,898,919	1,950,614,338	2,372,269,654
Gross profit	35,654,412	232,973,060	182,065,847	279,774,345
Operating expenses (income), net:
Selling	559,769	3,657,645	4,164,703	5,210,530
General and administrative	7,501,411	49,015,721	48,413,749	50,254,277
Government subsidy	(17,938,937)	(117,216,600)	0	(42,630,000)
Others, net	(16,016)	(104,649)	(4,086,154)	211,468
Impairment losses of property, plant and equipment		0	0	7,020,788
Total operating expenses (income), net	(9,893,773)	(64,647,883)	48,492,298	20,067,063
Income from operations	45,548,185	297,620,943	133,573,549	259,707,282
Interest income	635,800	4,154,446	4,043,903	12,694,278
Interest expense	(10,119,902)	(66,125,464)	(52,669,508)	(100,595,362)
Income before income tax expenses	36,064,083	235,649,925	84,947,944	171,806,198
Income tax (credit) expenses (note 14)
Current	9,016,020	58,912,481	19,481,789	44,706,746
Deferred			1,755,197	(1,755,197)
Income tax expenses	9,016,020	58,912,481	21,236,986	42,951,549
Net income attributable to ordinary shareholders	27,048,063	176,737,444	63,710,958	128,854,649
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	9,391	61,376	(59,426)	(51,245)
Other comprehensive income (loss)	9,391	61,376	(59,426)	(51,245)
Total comprehensive income attributable to ordinary shareholders	$ 27,057,454	¥ 176,798,820	¥ 63,651,532	¥ 128,803,404
Earnings per share (note 2):
Basic and Diluted (in CNY or dollars per share) | (per share)	$ 1.05	¥ 6.87	¥ 2.48	¥ 5.01
Weighted average ordinary shares outstanding (note 2):
Basic and diluted (in shares) | shares	25,725,000	25,725,000	25,725,000	25,725,000